ACCUMULATED OTHER COMPREHENSIVE (LOSS)/ INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Accumulated Other Comprehensive Income (Loss)
Balance at beginning of the year		¥ (13,508,105)
Balance at end of the year	$ 675,011	4,391,817	¥ (13,508,105)
Reclassifications out of accumulated other comprehensive loss to net loss		0	0	¥ 0
Accumulated other comprehensive (loss)/income
Accumulated Other Comprehensive Income (Loss)
Balance at beginning of the year		146,100	16,795	(9,387)
Balance at end of the year	$ 1,896	12,333	146,100	16,795
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss)
Other comprehensive (loss)/income		¥ (133,767)	¥ 129,305	¥ 26,182